Group information (Details) - Schedule of interim condensed consolidated financial statements - Consolidated Entity, Excluding Consolidated VIE [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Rococo [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Investment holding
Principal activities	BVI
Place of incorporation/ registration	100%
% equity interest		100.00%
Rosenkavalier [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Investment holding
Principal activities	BVI
Place of incorporation/ registration	100%
% equity interest		100.00%
Gauguin [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Investment holding
Principal activities	Hong Kong
Place of incorporation/ registration	100%
% equity interest		100.00%
Degas [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Investment holding
Principal activities	Hong Kong
Place of incorporation/ registration	100%
% equity interest		100.00%
Kuke International [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Investment holding
Principal activities	PRC
Place of incorporation/ registration	100%
% equity interest		100.00%
Beijing Lecheng [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Investment holding
Principal activities	PRC
Place of incorporation/ registration	100%
% equity interest		100.00%
Naxos China [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Distribution of commercial copyrights
Principal activities	PRC
Place of incorporation/ registration	51%
% equity interest		51.00%
Music Education [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Investment holding
Principal activities	PRC
Place of incorporation/ registration	100%
% equity interest		100.00%
Kuke Fangyue [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Dormant
Principal activities	PRC
Place of incorporation/ registration	60%
% equity interest		60.00%
Kuke Xingkong [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Dormant
Principal activities	PRC
Place of incorporation/ registration	90%
% equity interest		90.00%
Kuke Linhui [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Dormant
Principal activities	PRC
Place of incorporation/ registration	90%
% equity interest		90.00%
Fuzhou Kuke [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Dormant
Principal activities	PRC
Place of incorporation/ registration	80%
% equity interest		80.00%
Tianjin Kuke [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Dormant
Principal activities	PRC
Place of incorporation/ registration	96%
% equity interest		96.00%
Shijiazhuang Kuke [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Dormant
Principal activities	PRC
Place of incorporation/ registration	96%
% equity interest		96.00%
Music Culture [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Provide music equipment sales
Principal activities	PRC
Place of incorporation/ registration	51%
% equity interest
Hemule Cultural [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Dormant
Principal activities	PRC
Place of incorporation/ registration	100%
% equity interest